COMMITMENTS AND CONTINGENCIES - Narrative (Details)	Dec. 31, 2021 USD ($)
Other commitments
Capital expenditures	$ 76,000,000
Milestone payments in terms of collaboration and license agreements, aggregate	340,000,000
Spear Pharmaceuticals, Inc. And Spear Dermatology Products Inc.
Other commitments
Milestone payments in terms of collaboration and license agreements, aggregate	70,000,000
Mitsubishi Tanabe Pharma Corporation
Other commitments
Milestone payments in terms of collaboration and license agreements, aggregate	60,000,000
Novaliq GmbH
Other commitments
Milestone payments in terms of collaboration and license agreements, aggregate	48,000,000
Cedars-Sinai Medical Center
Other commitments
Milestone payments in terms of collaboration and license agreements, aggregate	36,000,000
Eyenovia, Inc.
Other commitments
Milestone payments in terms of collaboration and license agreements, aggregate	$ 35,000,000